FINANCIAL RISK MANAGEMENT, Credit Risk, Cash and Financial Placement Maturities (Details) - ARS ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Maturities of financial assets [Abstract]
Financial assets		$ 492,796,781	$ 323,105,075
From 2027 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		0
Cash and Cash Equivalents [Member]
Maturities of financial assets [Abstract]
Financial assets		6,599,199	9,307,806
Cash and Cash Equivalents [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		6,599,199	9,307,806
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | Until 12-31 Prior Year [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2026 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2027 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 2028 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member]
Maturities of financial assets [Abstract]
Financial assets		430,055,906	247,423,808
Financial Assets [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		217,537,319	122,350,911
Financial Assets [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Over Due [Member] | Until 12-31 Prior Year [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets		212,518,587	125,072,897
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		101,278,492	598
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		4,027,889	598
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	3,282
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		21,177	0
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial assets [Abstract]
Financial assets			125,068,419
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial assets [Abstract]
Financial assets		107,191,029	0
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2026 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2027 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 2028 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Financial Assets [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		212,518,587	125,072,897
Credits [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	56,443,446	66,786,144
Credits [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	12,924	125,774
Credits [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	3,549,339	5,232,104
Credits [Member] | With Specified Maturity Over Due [Member] | Until 12-31 Prior Year [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	432,064	540,221
Credits [Member] | With Specified Maturity Over Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	97	25,433
Credits [Member] | With Specified Maturity Over Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	211	82,296
Credits [Member] | With Specified Maturity Over Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	9,478	70,160
Credits [Member] | With Specified Maturity Over Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	3,107,489	4,513,994
Credits [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	52,881,183	61,428,266
Credits [Member] | With Specified Maturity Non-Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	45,365,062	60,837,510
Credits [Member] | With Specified Maturity Non-Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	7,479,194	354,986
Credits [Member] | With Specified Maturity Non-Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	7,371	180,405
Credits [Member] | With Specified Maturity Non-Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	9,965	11,687
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		43,678
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	19,591	0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2026 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0	0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2027 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0
Credits [Member] | With Specified Maturity Non-Due [Member] | From 2028 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0
Credits [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	$ 56,430,522	$ 66,660,370

[1]	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.
[2]	The total amount of the receivables without specified maturity is recorded in Non-current assets.